Fair Values of Financial Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2014		Feb. 02, 2013
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-Term Debt, Carrying Amount	$ 1,404,986	[1]	$ 1,313,084	[1]
Long-Term Debt, Fair Value	1,466,061	[1]	1,364,170	[1]
Senior Secured Term Loans
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-Term Debt, Carrying Amount	828,839	[1]	863,084	[1]
Long-Term Debt, Fair Value	836,091	[1]	874,232	[1]
2019 Senior Notes
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-Term Debt, Carrying Amount	450,000	[1]	450,000	[1]
Long-Term Debt, Fair Value	501,458	[1]	489,938	[1]
2018 Senior Notes
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-Term Debt, Carrying Amount	126,147	[1]
Long-Term Debt, Fair Value	$ 128,512	[1]

[1]	Capital lease obligations are excluded from the table above.